Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets
Property, plant and equipment, net	$ 1,549,565,000	$ 1,565,355,000
Right of use assets	406,713,000	360,181,000
Investment property	33,364,000	33,330,000
Intangible assets, net	27,519,000	36,120,000
Biological assets	23,706,000	30,622,000
Deferred income tax assets	9,777,000	8,758,000
Trade and other receivables, net	39,060,000	44,558,000
Derivative financial instruments	18,001,000	5,208,000
Other assets	1,515,000	1,701,000
Total Non-Current Assets	2,109,220,000	2,085,833,000
Current Assets
Biological assets	204,331,000	235,822,000
Inventories	256,051,000	274,022,000
Trade and other receivables, net	179,055,000	183,820,000
Derivative financial instruments	13,819,000	134,000
Short-term investment	62,637,000	98,571,000
Cash and cash equivalents	339,781,000	230,653,000
Total Current Assets	1,055,674,000	1,023,022,000
TOTAL ASSETS	3,164,894,000	3,108,855,000
Capital and reserves attributable to equity holders of the parent
Share capital	167,073,000	167,073,000
Share premium	743,810,000	793,169,000
Cumulative translation adjustment	(603,861,000)	(456,029,000)
Equity-settled compensation	18,654,000	18,792,000
Cash flow hedge	(17,124,000)	(44,872,000)
Other reserves	150,677,000	126,925,000
Treasury shares	(8,062,000)	(4,792,000)
Revaluation surplus	317,598,000	281,909,000
Reserve from the sale of non-controlling interests in subsidiaries	41,574,000	41,574,000
Retained earnings	418,789,000	202,342,000
Equity attributable to equity holders of the parent	1,229,128,000	1,126,091,000
Non-controlling interest	36,520,000	37,552,000
TOTAL SHAREHOLDERS EQUITY	1,265,648,000	1,163,643,000
Non-Current Liabilities
Trade and other payables	1,008,000	17,210,000
Borrowings	697,843,000	727,983,000
Lease liabilities	325,569,000	283,549,000
Deferred income tax liabilities	376,331,000	301,414,000
Payroll and social security liabilities	1,570,000	1,581,000
Derivatives financial instruments	0	96,000
Provisions for other liabilities	2,871,000	2,526,000
Total Non-Current Liabilities	1,405,192,000	1,334,359,000
Current Liabilities
Trade and other payables	190,730,000	242,397,000
Current income tax liabilities	5,023,000	422,000
Payroll and social security liabilities	37,357,000	29,964,000
Borrowings	207,106,000	279,769,000
Lease liabilities	52,941,000	54,431,000
Derivative financial instruments	169,000	2,961,000
Provisions for other liabilities	728,000	909,000
Total Current Liabilities	494,054,000	610,853,000
TOTAL LIABILITIES	1,899,246,000	1,945,212,000
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 3,164,894,000	$ 3,108,855,000